Leases - Dislosure Of Lease Expenditure Recognised Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	$ 38	$ 35	$ 34
System Fund depreciation of right-of-use assets	5	4	5
Expense relating to variable lease payments	58	48	30
Expense relating to short-term leases and low-value assets	3	3	2
Income from sub-leasing right-of-use assets	(2)	(2)	(2)
Impairment charge	32
Recognised in operating profit	134	88	69
Interest on lease liabilities	41	39	39
Total recognised in the Group income statement	$ 175	$ 127	$ 108